Loans, borrowings, leases, cash and cash equivalents and short-term investments	6 Months Ended
Jun. 30, 2021
Loans, borrowings, leases, cash and cash equivalents and short-term investments
Loans, borrowings, leases, cash and cash equivalents and short-term investments
19.	Loans, borrowings, leases, cash and cash equivalents and short-term investments
a)	Net debt

The Company evaluates the net debt with the objective of ensuring the continuity of its business in the long term.

	June 30, 2021	December 31, 2020
Debt contracts in the international markets	11,194	11,890
Debt contracts in Brazil	960	1,470
Leases	1,708	1,667
Total of loans, borrowings and leases	13,862	15,027
(-) Cash and cash equivalents	13,649	13,487
(-) Short-term investments	951	771
Net debt (cash)	(738)	769

b)	Cash and cash equivalents

Cash and cash equivalents include cash, immediately redeemable deposits and short-term investments with an insignificant risk of change in value. They are readily convertible to cash, being US$3,375 (US$2,849 as at December 31, 2020) denominated in R$, indexed to the CDI), US$9,973 (US$10,195 as at December 31, 2020) denominated in US$ and US$301 (US$443 as at December 31, 2020) denominated in other currencies as at June 30, 2021.

c)	Short-term investments

At June 30, 2021, the balance of US$951 (US$771 as at December 31, 2020) is substantially comprised of investments in an exclusive investment fund immediately liquid, whose portfolio is composed of committed transactions and Financial Treasury Bills (“LFTs”), which are floating-rate securities issued by the Brazilian government.

d) Loans, borrowings and leases

i) Total debt

	Average	Current liabilities		Non-current liabilities
	interest rate (i)	June 30, 2021	December 31, 2020	June 30, 2021	December 31, 2020
Quoted in the secondary market:
Bonds	6.01%	—	—	7,448	7,448
Eurobonds		—	—	—	920
Debentures	10.48%	50	107	378	389
Debt contracts in Brazil in:
R$, indexed to TJLP, TR, IPCA, IGP-M and CDI (ii)	9.29%	128	320	332	540
R$, with fixed interest	2.76%	19	20	6	14
Basket of currencies and bonds in US$ indexed to LIBOR	2.32%	33	45	—	11
Debt contracts in the international market in:
US$, with variable and fixed interest	2.26%	325	182	3,073	3,044
Other currencies, with variable interest	4.09%	86	—	10	—
Other currencies, with fixed interest	3.35%	12	12	98	107
Accrued charges		156	201	—	—
Total		809	887	11,345	12,473

(i) In order to determine the average interest rate for debt contracts with floating rates, the Company used the rate applicable as at June 30, 2021.

(ii) R$ denominated debt that bears interest at IPCA, CDI, TR or TJLP, plus spread. For a total of US$892 the Company entered into derivative transactions to mitigate the exposure to the cash flow variations of the floating rate debt denominated in R$, resulting in an average cost of 2.92% per year in US$.

Future flows of debt payments, principal and interest

		Estimated future
	Principal	interest payments (i)
2021	173	300
2022	1,254	593
2023	298	555
2024	2,014	537
Between 2025 and 2029	2,142	1,008
2030 onwards	6,117	3,641
Total	11,998	6,634

(i) Based on interest rate curves and foreign exchange rates applicable as at June 30, 2021 and considering that the payments of principal will be made on their contracted payments dates. The amount includes the estimated interest not yet accrued and the interest already recognized in the interim financial statements.

Credit and financing lines

The Company has two revolving credit facilities to assist the short-term liquidity management and to enable more efficiency in cash management in the available amount of US$5,000, of which US$2,000 will mature in 2022 and US$3,000 in 2024. As at June 30, 2021, these lines are undrawn.

Funding and payments

In January 2021, the Company contracted the credit line US$300 with The New Development Bank maturing at 2035 and indexed to Libor + 2.49% per year.

In March 2021, the Company redeemed all of its 3.750% bonds due January 2023, in the total amount of US$884 (EUR750 million) and for it paid a premium of US$63, which was recorded as “Expenses with cash tender offer redemption” under the financial results for six-month period ended June 30,2021.

Covenants

Some of the Company’s debt agreements with lenders contain financial covenants. The primary financial covenants in those agreements require maintaining certain ratios, such as debt to EBITDA (as defined in note 4(a)) and interest coverage. The Company has not identified any instances of noncompliance as at June 30, 2021.

Reconciliation of debt to cash flows arising from financing activities

	Quoted in the		Debt contracts on the
	secondary market	Debt contracts in Brazil	international market	Total
December 31, 2020	9,046	959	3,355	13,360
Additions	—	—	300	300
Payments (i)	(922)	(269)	(221)	(1,412)
Interest paid	(279)	(79)	(68)	(426)
Cash flow from financing activities	(1,201)	(348)	11	(1,538)

Effect of exchange rate	(50)	(153)	196	(7)
Interest accretion	222	63	54	339
Non-cash changes	172	(90)	250	332

June 30, 2021	8,017	521	3,616	12,154

(i) Includes expenses with the redemption in the amount of US$63.

ii) Lease liabilities

		Additions and contract
	December 31, 2020	modifications	Payments (i)	Interest (ii)	Translation adjustment	June 30, 2021
Ports	743	—	(40)	14	1	718
Vessels	533	—	(31)	11	—	513
Pellets plants	137	37	(2)	3	8	183
Properties	142	3	(24)	2	1	124
Energy plants	62	—	(2)	3	—	63
Mining equipment and locomotives (iii)	50	58	(5)	2	2	107
Total	1,667	98	(104)	35	12	1,708

(i) The total amount of the variable lease payments not included in the measurement of lease liabilities, which have been recognized straight to the income statement, for the three and six-month periods ended June 30, 2021 was US$78 and US$111 (US$10 and US$38 for the three and six-month periods ended June 30, 2020), respectively.

(ii) The interest accretion recognized in the income statement is disclosed in note 6.

(iii) "Additions and contract modifications" includes the effects arising from the acquisition of NLC in the amount of US$53.

Annual minimum payments

	2021	2022	2023	2024	2025 onwards	Total
Ports	35	63	62	61	802	1,023
Vessels	33	63	62	60	405	623
Pellets plants	44	40	13	13	116	226
Properties	24	29	23	22	41	139
Energy plants	3	7	7	6	61	84
Mining equipment and locomotives	11	21	16	15	79	142
Total	150	223	183	177	1,504	2,237

The amounts in the table above presents the undiscounted lease obligation by maturity date. The lease liability recognized in the balance sheet is measured at the present value of such obligations.

e) Guarantees

As at June 30, 2021 and December 31, 2020, loans and borrowings are secured by property, plant and equipment in the amount of US$88 and US$176, respectively.The securities issued through Vale’s wholly-owned finance subsidiary Vale Overseas Limited are fully and unconditionally guaranteed by Vale.